Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Operations and Comprehensive Income (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	$ 7,127,450	$ 2,758,047	$ 2,635,622
Net loss	(6,205,085)	(3,303,652)	(3,098,532)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Share of income (loss) of subsidiaries	85,013	(2,114,250)	(2,462,054)
General and administrative expenses	(6,279,660)	(579,713)	(610,178)
Other loss	(10,438)	(609,689)	(26,300)
Net loss	$ (6,205,085)	$ (3,303,652)	$ (3,098,532)